Cash and cash equivalents (Tables)	9 Months Ended
Sep. 30, 2019
Cash and cash equivalents.
Schedule of cash and cash equivalents

	September 30,	December 31,
	2019	2018
Cash	$2,312,488	$2,443,938
Cash equivalent	13,913,015	16,482,995
	$16,225,503	$18,926,933